Related Party Transactions (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions
Purchase of cloud service from Tencent Group	$ 262	$ 1,218	$ 1,305
Due to Tencent Group		$ 44	$ 10